Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ];   Amendment Number: ____

This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

      Name:  Barclays Capital Canada Inc
   Address:  333 Bay Street, Suite 4910, Box 9
	     Toronto, Ontario, Canada
             M5H  2R2



           Form 13F File Number: 028-14590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

                        Name: Mr. Robert Russin
                        Title: CFO
                        Phone: 416 863 8929

Signature, Place, and Date of Signing:

Mr. Robert Russin, Toronto, Ontario, Canada,  May 15, 2012


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC